CRM Mutual Fund Trust

CRM Small/Mid Cap Value Fund

CRM Mid Cap Value Fund

Supplement Dated April 10, 2024

to each Fund's Summary Prospectus, Prospectus and Statement of Additional Information

Dated October 27, 2023

Capitalized terms used without definition below have the meanings given to them in a Fund's Summary Prospectus, Prospectus or Statement of Additional Information, as applicable. This document should be read together with each Fund's Summary Prospectus, Prospectus and Statement of Additional Information.

Effective April 9, 2024, Jeffrey Yanover has been added as a portfolio manager of CRM Small/Mid Cap Value Fund and Kevin M. Chin has been added as a portfolio manager of CRM Mid Cap Value Fund. The following amendments to the Summary Prospectus, Prospectus and Statement of Additional Information reflect this change.

The section titled “Portfolio Manager” in each Fund’s Summary Prospectus and in the corresponding section of the Prospectus is replaced with the following text:

CRM SMALL/MID CAP VALUE FUND

PORTFOLIO MANAGERS

Mimi Morris and Jeffrey Yanover jointly lead the team that is responsible for the day-to-day management of the Small/Mid Cap Value Fund. Ms. Morris has served as a portfolio manager of the Fund since 2023. Mr. Yanover has served as a portfolio manager of the Fund since 2024.

CRM MID CAP VALUE FUND

PORTFOLIO MANAGERS

Robert Maina and Kevin M. Chin jointly lead the team that is responsible for the day-to-day management of the Mid Cap Value Fund. Mr. Maina has served as a portfolio manager of the Fund since 2023. Mr. Chin has served as a portfolio manager of the Fund since 2024.

In the section of the Prospectus titled “Management of the Funds – Portfolio Managers,” the table is amended to add Jeffrey Yanover as a portfolio manager of CRM Small/Mid Cap Value Fund and Kevin M. Chin as a portfolio manager of CRM Mid Cap Value Fund. Additionally, the following biographical information for Mr. Yanover and Mr. Chin is added to the section:

Kevin M. Chin, Portfolio Manager

Kevin rejoined CRM in 2020 and serves as a portfolio manager and senior research analyst in CRM’s investment group. Prior to joining CRM, Kevin was a Portfolio Manager and Chief Investment Officer at Keeley Asset Management. Before joining Keeley Asset Management, Kevin was a principal with CRM from 1989 through 2012. He began his career as an investment banking analyst in the Mergers and Acquisitions department at Morgan Stanley (1986-1988) and was an associate in the risk arbitrage trading

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department at Credit Suisse First Boston (1988-1989). Kevin graduated from Columbia University with a BS in Electrical Engineering.

Jeffrey Yanover, Portfolio Manager

Jeffrey Yanover joined CRM in 2017 and currently serves as a portfolio manager and senior research analyst in CRM’s investment group. Most recently, he spent six years at Clovis Capital Management as a senior analyst covering the industrial and healthcare sectors. Previously, Jeff was an analyst at Lord Abbett, Arience Capital, and Savannah-Baltimore Capital. Jeff is a graduate of the University of Texas at Austin with a BS in finance.

The introduction to the section of the Statement of Additional Information titled “Investment Advisory and Other Services – Portfolio Managers” is amended to add Jeffrey Yanover as a portfolio manager of CRM Small/Mid Cap Value Fund and Kevin M. Chin as a portfolio manager of CRM Mid Cap Value Fund.

The following information is added to the tables in the section of the Statement of Additional Information titled “Investment Advisory and Other Services – Portfolio Managers – Other Accounts Managed by Portfolio Managers”:

Other Accounts Managed excluding accounts that are assessed a performance-based advisory fee

Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Kevin M. Chin*	No other registered investment companies	No other pooled investment vehicles	7 other accounts with $90,653,276 in total assets under management
Jeffrey Yanover*	No other registered investment companies	1 other pooled investment vehicle with $126,270,453 in total assets under management	87 other accounts with $153,664,517 in total assets under management

*Information is as of March 31, 2024.

Other Accounts Managed that are assessed a performance-based advisory fee

Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Kevin M. Chin*	No other registered investment companies	No other pooled investment vehicles	1 other account with $44,715,938 in total assets under management
Jeffrey Yanover*	No other registered investment companies	No other pooled investment vehicles	1 other account with $30,666,018 in total assets under management

*Information is as of March 31, 2024.

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The following information is added to the table in the section of the Statement of Additional Information titled “Investment Advisory and Other Services – Portfolio Managers – Portfolio Manager Security Ownership”:

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund
Kevin M. Chin*	Small Cap Value Fund	$10,001 - $50,000
	Small/Mid Cap Value Fund	$10,001 - $50,000
	Mid Cap Value Fund	$10,001 - $50,000
Jeffrey Yanover*	Small Cap Value Fund	$100,001 - $500,000
	Small/Mid Cap Value Fund	$10,001 - $50,000
	Long/Short Opportunities Fund	$100,001 - $500,000

*Information is as of March 31, 2024.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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